Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Business Combination [Abstract]
Schedule of fair values of the identifiable assets
November 9,
2021

Consideration transferred
Cash paid at closing	23,000
Value of 415,000 common shares transferred at closing	3,676
Fair value of total consideration transferred	26,676

Recognized amounts of identifiable assets acquired
Electrical components	5,954
Buildings	748
Land	74
Intangible assets - favorable lease	2,000
Total identifiable assets acquired	8,776
Goodwill	17,900